Note 7 - Other Notes Payable (Detail) (USD $)	1 Months Ended				2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended				1 Months Ended			5 Months Ended		1 Months Ended				1 Months Ended	2 Months Ended	5 Months Ended	1 Months Ended
	Jul. 31, 2012	Feb. 29, 2012	Sep. 30, 2011	Nov. 30, 2010	Feb. 28, 2012	Dec. 31, 2011	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010 Officer [Member]	Nov. 30, 2010 Director [Member]	Feb. 29, 2012 Unamortized Discount [Member] The 2010 Unsecured Convertible Notes Payable [Member]	Feb. 27, 2012 Unamortized Discount [Member] The 2011 Unit Offering Note [Member]	Feb. 27, 2012 Umamortized Deferred Offering Costs [Member] The 2011 Unit Offering Note [Member]	Feb. 29, 2012 The 2010 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2012 The 2010 Unsecured Convertible Notes Payable [Member]	Mar. 31, 2010 The 2010 Unsecured Convertible Notes Payable [Member]	Oct. 31, 2011 2011 Unit Offering Notes [Member]	Oct. 31, 2011 The 2011 Unit Offering Note [Member]	Feb. 27, 2012 The 2011 Unit Offering Note [Member]	Feb. 27, 2012 The 2011 Unit Offering Note [Member]	Sep. 30, 2011 The 2011 Junior Secured Convertible Note [Member]	Apr. 30, 2011 The 2011 Junior Secured Convertible Note [Member]	Jul. 27, 2012 The 2011 Junior Secured Convertible Note [Member]	Feb. 27, 2012 The 2011 Junior Secured Convertible Note [Member]
Debt Instrument, Interest Rate, Stated Percentage				3.50%															10.00%	10.00%					10.00%
Debt Instrument, Face Amount				$ 3,000,000															$ 4,071,000		$ 100,000				$ 2,000,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																		$ 1.00	$ 8.00			$ 0.60	$ 0.60
Conversion Price As Percentage of Public Offering Price																			80.00%
Minimum Conversion Price Per Share (in Dollars per share)																			$ 4.00					$ 0.60			$ 0.60
Debt Conversion, Original Debt, Amount		10,811,500															4,868,017						5,491,929
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																	4,868,041						9,153,248
Interest Expense								2,594,807	2,498,204	1,590,471				13,500	1,063,018	785,239
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																					50,000
Debt Instrument, Maturity				10 years																	3 years
Term of Warrants	5 years																				5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45							$ 1.05	$ 0.29	$ 8.00											$ 0.75
Number of Unit Offering Notes Sold																						38.055	54.305
Aggregate Principal Amount of Unit Offering Notes Sold																							5,430,500
Warrants Issued During Period (in Shares)	2,727,274							7,652,071	2,122,500	25,444												941,288	2,715,250
Placement Agent Cash Fee as Percentage of Gross Proceeds																						10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.10					0.43		0.95	0.43	3.74	0.42											0.60	0.60
Warrants Not Settleable in Cash, Fair Value Disclosure																						237,299	237,299
Deferred Offering Costs						66,500		24,219	66,500													237,299	237,299
Intrinsic Value of Beneficial Conversion Feature																						383,204	383,204
Estimated Fair Value of Common Stock (in Dollars per share)																						$ 0.60	$ 0.60
Approximate Market Interest Rate																						10.00%	10.00%
Effective Conversion Price of Conversion Feature Under Unit Offering Notes (in Dollars per share)																						$ 0.54	$ 0.54
Minimum Net Proceeds of a Qualified Financing																									10,000,000
Percentage of Outstanding Shares of Stock on Fully Diluted Basis																									10.00%
Period to Complete a Qualified Financing																								360 days	180 days
Convertible Notes Payable, Noncurrent						3,308,390		2,000,000	3,308,390																	2,000,000
Units Issued During Period (in Shares)				10,714,286								882,726	567,203
Proceeds from Issuance or Sale of Equity			1,310,000	3,000,000	3,424,950	1,521,610	4,946,560	3,424,950	2,831,610	3,000,000		247,164	158,816
Units, Shares of Common Stock Per Unit (in Dollars per share)				$ 1
Stock Issued During Period, Shares, Conversion of Units (in Shares)				10,714,286
Stock Issued During Period, Value, Conversion of Units				2,775,300				5,516,495		2,775,300
Debt Instrument, Unamortized Discount				$ 2,775,300